Income taxes - Summary of Income taxes (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Numerical reconciliation of income tax benefit and tax at the statutory rate
Loss before income tax benefit	$ (22,448)	$ (27,049)	$ (20,736)
Tax at the statutory tax rate of 25%	(5,612)	(6,762)	(5,184)
Tax effect amounts which are not deductible/(taxable) in calculating taxable income:
Amortisation of intangibles	234	467	467
Tax effect of share based payments	163	133	289
Tax effect of impairment of intangible assets	3,345	0	0
Tax effect of gain on remeasurement of contingent consideration	(1,888)	(22)	(847)
Tax losses and timing differences not recognised	2,012	5,913	5,004
Income tax benefit	(1,746)	(271)	(271)
Tax effect of prior year tax losses not recognised now recouped	(3,758)	(6,184)	(5,275)
Australia [member]
Tax losses not recognised
Unused tax losses for which no deferred tax asset has been recognised	148,506	139,430	120,412
Potential tax benefit	37,126	34,858	30,103
US [member]
Tax losses not recognised
Unused tax losses for which no deferred tax asset has been recognised	12,671	7,836	4,305
Potential tax benefit	$ 2,661	$ 1,646	$ 904